Consolidated Statement of Financial Position ₨ in Thousands, $ in Thousands	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Assets
Property, plant and equipment	₨ 22,306,077	$ 271,308	₨ 16,694,877
Right of Use Assets	5,689,423	69,200	4,412,714
Intangible assets	622,688	7,574	634,730
Other assets	4,540,098	55,221	2,136,850
Deferred contract costs	12,157	148	20,625
Other investments	1,044,020	12,698	476,050
Deferred tax assets	865,638	10,529	686,193
Total non-current assets	35,080,101	426,678	25,062,039
Inventories	1,941,923	23,620	2,407,203
Trade and other receivables, net	14,615,606	177,769	14,061,653
Contract assets	52,581	640	51,283
Deferred contract costs	127,566	1,552	304,225
Prepayments for current assets	741,129	9,014	607,961
Restricted cash	1,194,787	14,532	792,035
Cash and cash equivalents	3,650,446	44,400	3,781,978
Total current assets	22,324,038	271,527	22,006,338
Total assets	57,404,139	698,205	47,068,377
Equity
Share capital	1,841,168	22,394	1,840,238
Other Equity	2,000,000	24,326
Share premium	19,685,143	239,429	19,676,167
Share based payment reserve	361,184	4,393	349,123
Other components of equity	53,094	646	77,299
Accumulated deficit	(6,794,901)	(82,646)	(7,466,624)
Total equity attributable to equity holders of the Company	17,145,688	208,542	14,476,203
Liabilities
Borrowings	13,817,634	168,063	7,769,122
Lease liabilities	1,866,176	22,698	1,715,361
Employee benefits	129,903	1,580	145,004
Contract liabilities	2,323,958	28,266	1,797,611
Other liabilities	55,877	680	60,742
Total non-current liabilities	18,193,548	221,287	11,487,840
Borrowings	5,710,355	69,455	7,111,069
Lease Liabilities	585,003	7,115	492,042
Bank overdraft	951,504	11,573	371,995
Trade and other payable	12,845,558	156,240	11,336,886
Contract liabilities	1,972,483	23,993	1,792,342
Total current liabilities	22,064,903	268,376	21,104,334
Total liabilities	40,258,451	489,663	32,592,174
Total equity and liabilities	₨ 57,404,139	$ 698,205	₨ 47,068,377